Other Receivables, Net - Schedule of Other Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Other Receivables Abstract
Deposit to non-trade suppliers	$ 77,175	$ 71,326
Loan receivable	18,553	18,553
Prepayments	427,824	222,022
Allowance for credit losses	(213,159)	(161,620)
Total other receivables, net	310,393	150,281
Beginning balance	161,620	162,894
Addition	51,178	2,014
Reverse		(3,288)
Foreign exchange translation	361
Ending balance	$ 213,159	$ 161,620